Other non-current assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Net assets of post-employment benefit plans	$ 558		$ 331
Long-term notes and other receivables	142		89
Derivative assets	200		68
Publicly-traded and privately-held investments	129		110
Investments	128		114
Other	117		135
Total other non-current assets	$ 1,274	$ 864	$ 847